Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	S-1/A
Amendment Flag	true
Amendment Description	References throughout this Amendment No. 2 to “we,” “us,” the “Company” or “our company” are to TPT Global Tech, Inc., unless the context otherwise indicates. This Amendment No. 2 (“Amendment No. 2”) to Form S-1 is filed for the purpose of (i) this explanatory note along with amendments to the cover page; (ii) updating the Officer and Director’s Compensation section to include through the six months period ended June 30, 2021; and (iii) amending the Signature page to the Registration Statement on Form S-1 (Registration Statement No. 333-257551) filed by TPT Global Tech, Inc. with the Securities and Exchange Commission (the “Registration Statement”) on June 30, 2021.
Entity Incorporation, State or Country Code	FL
Is Entity Emerging Growth Company?	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Elected Not To Use the Extended Transition Period	false